Notes Payable (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2022	Mar. 11, 2022	Feb. 08, 2022	Dec. 28, 2021	Mar. 09, 2021	May 15, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Term notes issued					$ 73,007	$ 62,500
Interest rate	10.00%	6.00%	6.00%	10.00%	1.00%	1.00%
Term note description					No more than 25% of the amount forgiven can be attributable to non-payroll costs.	No more than 25% of the amount forgiven can be attributable to non-payroll costs.
Notes payable				$ 500,000								$ 73,007	$ 62,500
Debt maturity date				Dec. 28, 2022
Warrants to purchase of common stock				500,000
Exercise price of warrants				$ 1.00
Debt fee amount				$ 5,075
Volatility rate												85.50%	69.80%
Dividend rate												8.50%	8.50%
Risk free interest rate												0.73%	0.17%
Warrants exercised to payment of debt				$ 16,667			30,000	(112,797)	$ 26,685	(94,025)	$ (30,971)	$ (579,146)	$ 256,580
Convertible notes payable	$ 125,000	$ 224,985	$ 365,000
Debt instrument conversion rate		50.00%	50.00%
Proceeds from convertible notes payable		$ 22,250	$ 36,500
Gain on interest relief on conversion of notes payable										12,625
Amortized debt discount										$ 408,979
Accredited Investor [Member]
Debt Instrument [Line Items]
Warrants to purchase of common stock	50,000
Exercise price of warrants	$ 2.50
Notes issued	$ 50,000
Warrant [Member]
Debt Instrument [Line Items]
Volatility rate		85.50%	83.40%	85.50%
Dividend rate		0.00%	0.00%	0.00%
Risk free interest rate		1.96%	1.27%	1.27%
Warrant [Member] | Accredited Investor [Member]
Debt Instrument [Line Items]
Volatility rate										101.00%
Dividend rate										0.00%
Risk free interest rate										4.25%
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Notes payable				$ 250,000
Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Notes payable				$ 500,000
Note Two [Member]
Debt Instrument [Line Items]
Accrued interest payable										$ 18,904
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt forgiveness										75,000
Repayments of notes payable										75,000
Debt remaining amount							$ 50,000	$ 50,000		$ 50,000